Shareholder Report, Average Annual Return (Details) 195393_Muzinich Dynamic Income Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	6.59%	2.00%	3.75%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA Global Corporate & High Yield Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Corporate & High Yield Index USD Hedged
Average Annual Return, Percent	7.19%	1.20%	3.90%